Fair Value Summary of Changes in Fair Value Associated With Level 3 Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	$ 30.4	$ 5.3
Calls/ Maturities/ Paydowns	0.0	0.0
Purchases	12.0	25.1
Sales	0.0	0.0
Net Realized (Gain)/Loss on Sales	0.0	0.0
Change in Valuation	1.0	0.0
Net Transfers In (Out)	0.0	0.0
Ending Fair value	43.4	30.4
Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	25.1	0.0
Calls/ Maturities/ Paydowns	0.0	0.0
Purchases	2.0	25.1
Sales	0.0	0.0
Net Realized (Gain)/Loss on Sales	0.0	0.0
Change in Valuation	0.0	0.0
Net Transfers In (Out)	0.0	0.0
Ending Fair value	27.1	25.1
Equity securities | Nonredeemable preferred stocks | Industrials
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	5.0	5.0
Calls/ Maturities/ Paydowns	0.0	0.0
Purchases	10.0	0.0
Sales	0.0	0.0
Net Realized (Gain)/Loss on Sales	0.0	0.0
Change in Valuation	1.0	0.0
Net Transfers In (Out)	0.0	0.0
Ending Fair value	16.0	5.0
Equity securities | Common equities | Other risk investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	0.3	0.3
Calls/ Maturities/ Paydowns	0.0	0.0
Purchases	0.0	0.0
Sales	0.0	0.0
Net Realized (Gain)/Loss on Sales	0.0	0.0
Change in Valuation	0.0	0.0
Net Transfers In (Out)	0.0	0.0
Ending Fair value	$ 0.3	$ 0.3